SEGMENTS - Summary Of Relationship Between Customer Liabilities and Deposits (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Customer balances (gross)	£ 200,556	£ 197,858
Loan loss allowance	(730)	(785)
Customer balances (net)	199,826	197,073
Intercompany balances (including joint ventures)	5,043	4,813
Accrued interest	737	724
Other items	360	319
Net loans and advances to customers	205,966	202,929
Liabilities
Customer balances (gross)	190,174	183,409
Customer balances (net)	190,174	183,409
Accrued interest	932	878
Other items	(365)	(227)
Deposits by customers	192,331	185,775
Intercompany
Assets
Intercompany balances (including joint ventures)	5,043	4,813
Liabilities
Intercompany balances (including joint ventures)	£ 1,590	£ 1,715